Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
HAI Summarized Financial Information [Line Items]
Current Assets	$ 38	$ 36
Non-current assets	26	26
Current Liabilities	16	19
Non-current liabilities	$ 2	$ 0